Long-Term Debt and Other Financial Liabilities, Third Jelco Loan (Details) - Jelco [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2018	Apr. 10, 2018
Loan Agreement [Abstract]
Unpaid interest	$ 2,425
Third Jelco Loan [Member]
Loan Agreement [Abstract]
Face amount			$ 2,000
Unpaid interest		$ 96